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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21331

Evergreen Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

           (Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Multi-Sector Income Fund, for the quarter ended July 31, 2007. This one series has an October 31 fiscal year end.

Date of reporting period: July 31, 2007

Item 1 – Schedule of Investments

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 10.4%
FIXED-RATE 0.4%
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$1,640,276	$1,654,497
Ser. 2001-51, Class P, 6.00%, 08/25/2030	1,078,861	1,080,871

		2,735,368

FLOATING-RATE 10.0%
FHLMC:
Ser. 0196, Class A, 6.18%, 12/15/2021	199,481	200,223
Ser. 1500, Class FD, 4.88%, 05/15/2023	5,376,018	5,204,846
Ser. 2182, Class FE, 5.87%, 05/15/2028	833,542	842,173
Ser. 2247, Class FC, 5.92%, 08/15/2030	953,292	962,710
Ser. 2390, Class FD, 5.77%, 12/15/2031	188,717	190,545
Ser. 2411, Class F, 5.87%, 02/15/2032	226,958	229,233
Ser. 2567, Class FH, 5.72%, 02/15/2033	452,531	453,624
Ser. T-66, Class 2A1, 7.85%, 01/25/2036	9,035,027	9,444,310
Ser. T-67, Class 1A1C, 7.97%, 03/25/2036	26,858,197	28,600,034
Ser. T-67, Class 2A1C, 7.90%, 03/25/2036	1,847,572	1,956,651
FNMA:
Ser. 1996-46, Class FA, 5.84%, 08/25/2021	118,928	120,750
Ser. 2000-45, Class F, 5.77%, 12/25/2030	946,686	951,798
Ser. 2001-24, Class FC, 5.92%, 04/25/2031	350,216	352,202
Ser. 2001-35, Class F, 5.92%, 07/25/2031	78,394	79,838
Ser. 2001-37, Class F, 5.82%, 08/25/2031	338,354	339,867
Ser. 2001-57, Class F, 5.82%, 06/25/2031	78,925	80,129
Ser. 2001-62, Class FC, 5.97%, 11/25/2031	1,037,462	1,057,675
Ser. 2002-77, Class F, 5.92%, 12/25/2032	5,500,226	5,620,406
Ser. 2002-77, Class FH, 5.72%, 12/18/2032	444,296	448,404
Ser. 2002-77, Class FV, 5.82%, 12/18/2032	1,480,969	1,501,675
Ser. 2002-95, Class FK, 5.82%, 01/25/2033	4,770,023	4,792,776
Ser. 2002-97, Class FR, 5.87%, 01/25/2033	170,927	173,986
Ser. 2003-W8, Class 3F2, 5.67%, 05/25/2042	799,078	802,753
Ser. 2005-W4, Class 3A, 6.26%, 06/25/2035	7,217,914	7,358,880
Ser. G91-16, Class F, 5.79%, 06/25/2021	135,846	137,696
Ser. G92-17, Class F, 6.39%, 03/25/2022	216,914	222,704
Ser. G92-53, Class FA, 6.09%, 09/25/2022	2,102,713	2,138,403
Ser. G93-11, Class FB, 6.19%, 12/25/2008	59,811	59,890
GNMA:
Ser. 1997-13, Class F, 5.875%, 09/16/2027	1,981,385	1,994,357
Ser. 2001-61, Class FA, 5.82%, 09/20/2030	175,893	177,131

		76,495,669

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $78,738,472)		79,231,037

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 27.9%
FIXED-RATE 3.4%
FHLMC:
6.50%, 06/01/2017	3,463,532	3,545,860
8.50%, 04/01/2015 - 07/01/2028	648,469	681,480
FHLMC 30 year, 6.50%, TBA #	2,230,000	2,250,906
FNMA:
6.00%, 04/01/2033	652,033	657,543
6.50%, 11/01/2032	265,911	271,756
7.00%, 09/01/2031 - 08/01/2032	2,080,857	2,162,241
7.50%, 07/01/2017 - 07/01/2032	1,351,250	1,404,908
8.00%, 12/01/2024 - 06/01/2030	320,798	337,995
12.00%, 01/01/2016	64,833	72,003
FNMA 30 year, 6.50%, TBA #	10,305,000	10,403,217

1

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
6.50%, 06/15/2028	$136,865	$139,867
7.25%, 07/15/2017 - 05/15/2018	1,095,674	1,135,275
9.50%, 12/15/2009 - 04/15/2011	2,541,772	2,807,789

		25,870,840

FLOATING-RATE 24.5%
FHLB:
5.89%, 02/01/2037 - 05/01/2037	19,644,957	19,521,917
6.16%, 07/01/2033	1,088,454	1,102,703
7.01%, 07/01/2034	877,821	888,350
7.42%, 11/01/2030	953,841	976,483
FHLMC:
5.01%, 12/01/2026	153,531	156,896
5.06%, 07/01/2035 - 10/01/2035 ##	5,777,128	5,760,318
5.30%, 12/01/2033 ##	7,453,485	7,698,779
5.48%, 06/01/2030	461,686	459,031
5.54%, 10/01/2017	7,123	7,294
5.68%, 10/01/2030	31,275	31,361
5.74%, 06/01/2028	159,035	159,892
5.87%, 12/01/2036	5,811,500	5,806,560
6.14%, 06/01/2031	710,157	732,129
6.16%, 06/01/2018	82,786	84,668
6.20%, 03/01/2018 - 07/01/2019	302,166	309,955
6.22%, 10/01/2033	174,077	179,926
6.27%, 08/01/2017	31,547	32,369
6.30%, 05/01/2025	89,930	92,670
6.32%, 05/01/2019	7,866	8,154
6.34%, 10/01/2022	159,685	163,693
6.50%, 02/01/2016	50,814	51,175
6.57%, 01/01/2030	283,609	293,740
6.59%, 07/01/2030	170,008	176,252
6.62%, 06/01/2035	189,931	196,349
6.625%, 02/01/2016	35,726	35,559
6.69%, 09/01/2032	6,047,117	6,202,649
6.85%, 06/01/2031	869,710	891,610
6.875%, 01/01/2027	300,927	312,615
6.94%, 06/01/2023	363,894	373,847
7.06%, 07/01/2032	1,380,501	1,393,223
7.07%, 01/01/2018	114,422	115,316
7.12%, 11/01/2023	246,111	249,327
7.15%, 12/01/2022	71,647	72,682
7.20%, 10/01/2024	438,715	442,260
7.23%, 08/01/2032	1,699,897	1,714,992
7.28%, 03/01/2032	3,097,382	3,117,605
7.29%, 03/01/2024	342,866	354,733
7.30%, 06/01/2033	979,712	989,078
7.32%, 09/01/2032	1,045,348	1,085,573
7.35%, 10/01/2033	398,973	414,521
7.375%, 10/01/2024	52,726	54,745
7.40%, 10/01/2030	694,986	722,041
7.42%, 03/01/2031	73,194	76,248
7.54%, 08/01/2030	759,666	790,957
8.50%, 03/01/2030	149,542	159,976

2

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.51%, 06/01/2033	$1,420,414	$1,427,502
4.53%, 08/01/2020	1,844,232	1,817,602
4.89%, 10/01/2029	178,427	181,138
4.98%, 03/01/2033	171,800	170,571
4.99%, 12/01/2031	366,956	381,535
5.07%, 02/01/2037	937,353	941,197
5.12%, 03/01/2034	1,517,505	1,570,936
5.47%, 03/01/2018	813,209	817,893
5.52%, 01/01/2038	6,958,136	7,024,896
5.54%, 04/01/2017 - 03/01/2034	9,126,141	9,193,059
5.56%, 02/01/2035	2,045,179	2,074,179
5.60%, 03/01/2035	6,043,782	6,123,137
5.62%, 04/01/2034	1,572,026	1,592,085
5.63%, 02/01/2035	1,619,288	1,637,991
5.75%, 12/01/2016 - 08/01/2027	472,626	482,131
5.87%, 01/01/2037	11,920,909	11,951,188
5.99%, 12/01/2009	3,976,293	4,006,592
6.00%, 01/01/2017	101,817	103,227
6.04%, 04/01/2031	1,045,879	1,072,768
6.07%, 01/01/2034	1,116,790	1,159,239
6.11%, 12/01/2013	641,384	644,124
6.19%, 06/01/2031	291,081	300,355
6.23%, 12/01/2034	2,160,807	2,218,306
6.27%, 12/01/2036 - 09/01/2041	1,592,644	1,608,954
6.31%, 04/01/2025	320,347	329,509
6.35%, 01/01/2033	1,540,020	1,557,669
6.37%, 08/01/2028	84,365	86,737
6.42%, 06/01/2040 - 12/01/2040	4,682,573	4,806,490
6.54%, 04/01/2034	3,296,053	3,403,669
6.57%, 04/01/2028	431,672	435,445
6.58%, 02/01/2035	2,425,244	2,473,748
6.66%, 01/01/2030	87,172	89,188
6.73%, 11/01/2035	1,947,746	2,020,747
6.75%, 05/01/2021 - 11/01/2024	673,059	696,247
6.78%, 12/01/2022	24,891	25,580
6.82%, 01/01/2015 - 10/01/2034	493,003	507,269
6.83%, 12/01/2020	165,021	169,366
6.875%, 04/01/2019	81,357	82,967
6.94%, 09/01/2024 - 10/01/2032	586,386	606,154
7.03%, 10/01/2035 - 12/01/2035	11,590,676	12,016,263
7.05%, 12/01/2031	202,492	204,385
7.09%, 06/01/2024	316,717	327,520
7.125%, 12/01/2026	164,701	170,676
7.15%, 07/01/2032	1,138,884	1,186,136
7.18%, 09/01/2024 - 05/01/2034	1,861,910	1,911,858
7.20%, 06/01/2029 - 04/01/2034	2,154,598	2,238,629
7.21%, 02/01/2035	706,483	731,542
7.23%, 03/01/2032	450,047	468,426
7.24%, 06/01/2037	527,229	534,178
7.25%, 12/01/2023	81,228	84,343
7.27%, 04/01/2024 - 12/01/2029	336,276	349,149
7.32%, 01/01/2026 - 07/01/2026	568,138	588,430
7.33%, 01/01/2028 - 02/01/2038	1,630,202	1,698,553
7.35%, 05/01/2030	265,818	277,249
7.37%, 08/01/2036	8,354,789	8,655,144

3

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.44%, 10/01/2032	$3,349,086	$3,485,796
7.47%, 08/01/2030	455,850	475,465
7.50%, 09/01/2027	360,983	377,119
7.54%, 01/01/2028	1,058,904	1,106,534
7.66%, 12/01/2032	1,749,193	1,778,106
7.70%, 09/01/2032	218,960	230,179
7.76%, 07/01/2033	324,260	343,719
7.89%, 07/01/2030	359,660	366,216
7.90%, 04/01/2033	337,764	345,050
GNMA:
5.50%, 09/20/2030	428,155	435,156
6.00%, 11/20/2030 - 10/20/2031	1,518,720	1,555,068
6.125%, 10/20/2029 - 11/20/2030	2,641,817	2,694,846
6.25%, 02/20/2029	839,987	853,570
6.375%, 01/20/2027 - 03/20/2028	480,597	493,923
6.50%, 02/20/2031	591,642	602,274

		186,837,113

Total Agency Mortgage-Backed Pass Through Securities (cost $212,935,072)		212,707,953

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.6%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	435,435	457,556
Ser. 2002-T6, Class A4, FRN, 6.21%, 03/25/2041	1,633,069	1,653,613
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	521,113	524,453
Ser. 2004-T03, Class 2A, 6.11%, 08/25/2043	1,670,713	1,734,150

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $4,386,282)		4,369,772

CORPORATE BONDS 66.7%
CONSUMER DISCRETIONARY 16.6%
Auto Components 1.2%
ArvinMeritor, Inc., 6.80%, 02/15/2009	236,000	229,510
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015	1,880,000	1,936,400
11.25%, 03/01/2011	875,000	942,812
Metaldyne Corp., 11.00%, 06/15/2012	3,326,000	3,118,125
Tenneco, Inc.:
8.625%, 11/15/2014	2,045,000	2,055,225
10.25%, 07/15/2013	550,000	588,500

		8,870,572

Automobiles 0.7%
DaimlerChrylser North America Holding Corp., 4.875%, 06/15/2010	1,500,000	1,470,399
Ford Motor Co., 7.45%, 07/16/2031	2,390,000	1,852,250
General Motors Corp., 8.375%, 07/15/2033	2,200,000	1,820,500

		5,143,149

Diversified Consumer Services 0.6%
Carriage Services, Inc., 7.875%, 01/15/2015	850,000	837,250
Education Management, LLC:
8.75%, 06/01/2014	1,660,000	1,660,000
10.25%, 06/01/2016	1,775,000	1,775,000
Service Corporation International, 6.75%, 04/01/2015 144A	695,000	642,875

		4,915,125

Hotels, Restaurants & Leisure 4.2%
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	2,311,000	2,004,793
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	4,190,000	4,462,350
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,380,000	4,875,625
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,310,000	1,310,000

4

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure continued
MGM MIRAGE:
5.875%, 02/27/2014	$990,000	$871,200
7.50%, 06/01/2016	1,560,000	1,458,600
Outback Steakhouse, Inc., 10.00%, 06/15/2015 144A	540,000	472,500
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	1,710,000	1,838,250
Seneca Gaming Corp., 7.25%, 05/01/2012	855,000	846,450
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	2,200,000	2,068,000
Six Flags, Inc.:
8.875%, 02/01/2010	410,000	363,875
9.625%, 06/01/2014	3,135,000	2,547,187
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	3,801,000	3,221,347
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	5,250,000	5,525,625

		31,865,802

Household Durables 0.9%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	435,000	387,150
6.50%, 01/15/2014	1,613,000	1,266,205
Libbey, Inc., FRN, 12.38%, 06/01/2011	2,620,000	2,842,700
Standard Pacific Corp., 9.25%, 04/15/2012	2,450,000	2,070,250

		6,566,305

Media 6.5%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	2,040,000	2,096,100
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	2,425,000	2,273,438
CCH I, LLC, 11.00%, 10/01/2015, 11.00%, 10/01/2015	1,100,000	1,102,750
CSC Holdings, Inc., 7.625%, 04/01/2011	30,000	28,875
Dex Media East, LLC:
9.875%, 11/15/2009	5,500,000	5,616,875
12.125%, 11/15/2012	3,000,000	3,206,250
Lamar Media Corp.:
6.625%, 08/15/2015	1,480,000	1,354,200
Ser. B, 6.625%, 08/15/2015	2,770,000	2,534,550
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	340,000	326,400
Mediacom Communications Corp., 9.50%, 01/15/2013	8,280,000	8,217,900
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	4,245,000	4,298,062
PRIMEDIA, Inc., 8.875%, 05/15/2011	2,360,000	2,433,750
R.H. Donnelley Corp., 10.875%, 12/15/2012	5,000,000	5,287,500
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	1,327,000	1,333,635
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	2,725,000	2,616,000
Visant Corp., 7.625%, 10/01/2012	3,035,000	2,989,475
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014	1,300,000	1,267,500
Young Broadcasting, Inc., 8.75%, 01/15/2014	2,891,000	2,457,350

		49,440,610

Multi-line Retail 0.4%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	2,765,000	2,896,338

Specialty Retail 0.7%
American Achievement Corp., 8.25%, 04/01/2012	1,845,000	1,780,425
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	730,000	740,950
Michaels Stores, Inc.:
10.00%, 11/01/2014 144A	2,200,000	2,145,000
11.375%, 11/01/2016 144A	815,000	790,550
Payless ShoeSource, Inc., 8.25%, 08/01/2013	315,000	307,125

		5,764,050

5

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.4%
Levi Strauss & Co., 12.25%, 12/15/2012	$50,000	$53,500
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	6,000,000	6,285,000
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	402,000
Unifi, Inc., 11.50%, 05/15/2014	823,000	794,195
Warnaco Group, Inc., 8.875%, 06/15/2013	3,010,000	3,175,550

		10,710,245

CONSUMER STAPLES 2.6%
Food & Staples Retailing 0.7%
SUPERVALU, Inc., 7.50%, 11/15/2014	180,000	172,800
Wal Mart Stores, Inc., 4.55%, 05/01/2013	5,300,000	5,072,487

		5,245,287

Food Products 1.0%
Del Monte Foods Co.:
6.75%, 02/15/2015	45,000	40,950
8.625%, 12/15/2012	5,608,000	5,664,080
Pilgrims Pride Corp., 8.375%, 05/01/2017	1,500,000	1,432,500
Smithfield Foods, Inc., 7.75%, 07/01/2017	545,000	528,650

		7,666,180

Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	640,000	598,400

Personal Products 0.8%
Central Garden & Pet Co., 9.125%, 02/01/2013	1,490,000	1,456,475
Playtex Products, Inc.:
8.00%, 03/01/2011	4,475,000	4,642,812
9.375%, 06/01/2011	40,000	41,100

		6,140,387

ENERGY 6.5%
Energy Equipment & Services 1.5%
Bristow Group, Inc.:
6.125%, 06/15/2013	160,000	151,200
7.50%, 09/15/2017 144A	1,030,000	1,024,850
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,675,000	1,649,875
Hanover Compressor Co., 8.75%, 09/01/2011	3,000,000	3,105,000
Parker Drilling Co., 9.625%, 10/01/2013	5,141,000	5,494,444

		11,425,369

Oil, Gas & Consumable Fuels 5.0%
Chesapeake Energy Corp., 7.75%, 01/15/2015	3,425,000	3,476,375
Cimarex Energy Co., 7.125%, 05/01/2017	530,000	503,500
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	390,000	351,000
Delta Petroleum Corp., 7.00%, 04/01/2015	1,740,000	1,496,400
El Paso Corp., 7.00%, 06/15/2017	915,000	883,416
Encore Acquisition Co.:
6.00%, 07/15/2015	760,000	657,400
6.25%, 04/15/2014	660,000	577,500
Energy Partners, Ltd.:
9.75%, 04/15/2014 144A	653,000	623,615
FRN, 10.49%, 04/15/2013 144A	220,000	217,800
Exco Resources, Inc., 7.25%, 01/15/2011	1,380,000	1,376,550
Forest Oil Corp.:
7.25%, 06/15/2019 144A	1,145,000	1,073,438
7.75%, 05/01/2014	80,000	79,400
Frontier Oil Corp., 6.625%, 10/01/2011	500,000	487,500

6

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	$3,620,000	$3,583,800
Mariner Energy, Inc., 8.00%, 05/15/2017	552,000	521,640
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,165,000
Plains Exploration & Production Co., 7.75%, 06/15/2015	880,000	827,200
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A	1,300,000	1,345,500
Targa Resources, Inc., 8.50%, 11/01/2013 144A	3,140,000	3,496,911
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A	2,150,000	2,042,500
6.625%, 11/01/2015	765,000	738,225
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	530,000	500,850
Williams Cos.:
7.50%, 01/15/2031	2,850,000	2,821,500
8.125%, 03/15/2012	4,150,000	4,316,000

		38,163,020

FINANCIALS 7.2%
Capital Markets 0.7%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	4,830,000	5,023,036

Consumer Finance 4.3%
AmeriCredit Corp., 8.50%, 07/01/2015 144A	740,000	714,100
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	543,000	548,430
CCH II Capital Corp., 10.25%, 09/15/2010	4,600,000	4,703,500
Ford Motor Credit Co., LLC:
7.375%, 10/28/2009	2,050,000	1,980,097
9.75%, 09/15/2010	9,183,000	9,279,679
General Electric Capital Corp., 6.125%, 02/22/2011	1,000,000	1,026,777
General Motors Acceptance Corp., LLC, 6.875%, 09/15/2011	7,855,000	7,310,719
HSBC Finance Corp., 5.00%, 06/30/2015	4,000,000	3,715,420
Northern Telecom Capital Corp., 7.875%, 06/15/2026	3,000,000	2,535,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,665,000	1,361,137

		33,174,859

Insurance 0.2%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017 144A	1,830,000	1,765,950

Real Estate Investment Trusts 2.0%
Crescent Real Estate Equities Co., 9.25%, 04/15/2009	7,500,000	7,682,850
Host Marriott Corp.:
Ser. J, 7.125%, 11/01/2013	2,310,000	2,258,025
Ser. O, 6.375%, 03/15/2015	735,000	690,900
Ser. Q, 6.75%, 06/01/2016	1,750,000	1,680,000
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	85,000	81,600
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	2,784,000	2,707,440

		15,100,815

HEALTH CARE 3.3%
Health Care Equipment & Services 0.2%
Universal Hospital Services, Inc.:
8.50%, 06/01/2015 144A	645,000	585,338
FRN, 8.76%, 06/01/2015 144A	460,000	431,250

		1,016,588

Health Care Providers & Services 3.1%
Community Health Systems, Inc., 8.875%, 07/15/2015 144A	2,200,000	2,147,750
HCA, Inc.:
8.75%, 09/01/2010	8,250,000	8,043,750
9.25%, 11/15/2016 144A	7,715,000	7,676,425
HealthSouth Corp., 10.75%, 06/15/2016	1,230,000	1,248,450
IASIS Healthcare Corp., 8.75%, 06/15/2014	4,575,000	4,414,875
Omnicare, Inc., 6.125%, 06/01/2013	160,000	144,400

		23,675,650

7

EVERGREEN MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 6.7%
Aerospace & Defense 2.3%
Dae Aviation Holdings, 11.25%, 08/01/2015 144A	$620,000	$604,500
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,550,000	1,480,250
7.625%, 02/01/2018	880,000	849,200
Hawker Beechcraft Acquisition Corp.:
8.50%, 04/01/2015 144A	570,000	571,425
9.75%, 04/01/2017 144A	430,000	426,775
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	7,470,000	6,835,050
6.125%, 01/15/2014	1,450,000	1,352,125
6.375%, 10/15/2015	5,689,000	5,262,325

		17,381,650

Commercial Services & Supplies 1.5%
Allied Waste North America, Inc., 9.25%, 09/01/2012	7,000,000	7,288,750
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	870,000	804,750
9.25%, 05/01/2021	1,530,000	1,652,400
Corrections Corporation of America, 6.25%, 03/15/2013	195,000	184,763
Geo Group, Inc., 8.25%, 07/15/2013	90,000	89,100
Harland Clarke Holdings Corp., 9.50%, 05/15/2015 144A	864,000	792,720
Mobile Mini, Inc., 6.875%, 05/01/2015 144A	885,000	845,175

		11,657,658

Machinery 2.0%
Case New Holland, Inc., 9.25%, 08/01/2011	8,750,000	9,196,250
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	2,920,000	2,701,000
RBS Global, Inc., 9.50%, 08/01/2014	3,750,000	3,637,500

		15,534,750

Road & Rail 0.7%
Avis Budget Car Rental, LLC:
7.625%, 05/15/2014	210,000	202,650
7.75%, 05/15/2016	1,410,000	1,353,600
Hertz Corp.:
8.875%, 01/01/2014	440,000	438,900
10.50%, 01/01/2016	3,000,000	3,120,000

		5,115,150

Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015 144A	220,000	203,500
United Rentals, Inc., 6.50%, 02/15/2012	1,165,000	1,170,825

		1,374,325

INFORMATION TECHNOLOGY 2.3%
Electronic Equipment & Instruments 0.7%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,650,000	3,786,875
Sanmina-SCI Corp., FRN:
8.11%, 06/15/2010 144A	950,000	940,500
8.11%, 06/15/2014 144A	950,000	940,500

		5,667,875

IT Services 1.4%
ipayment, Inc., 9.75%, 05/15/2014	1,950,000	1,872,000
Iron Mountain, Inc., 7.75%, 01/15/2015	520,000	484,900
SunGard Data Systems, Inc., 9.125%, 08/15/2013	7,405,000	7,479,050
Unisys Corp., 7.875%, 04/01/2008	610,000	604,663

		10,440,613

8

EVERGREEN MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.0%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	$80,000	$73,400

Software 0.2%
Activant Solutions, Inc., 9.50%, 05/01/2016	1,430,000	1,290,575

MATERIALS 10.5%
Chemicals 4.4%
ARCO Chemical Co.:
9.80%, 02/01/2020	1,050,000	1,086,750
10.25%, 11/01/2010	180,000	194,850
Equistar Chemicals LP, 10.625%, 05/01/2011	3,257,000	3,419,850
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	3,000,000	3,195,000
Huntsman International, LLC, 11.50%, 07/15/2012	6,300,000	6,961,500
Koppers Industrials, Inc.:
9.875%, 10/15/2013	150,000	159,750
9.875%, 11/15/2014	870,000	737,325
Lyondell Chemical Co.:
6.875%, 06/15/2017	2,805,000	2,959,275
10.50%, 06/01/2013	1,960,000	2,126,600
MacDermid, Inc., 9.50%, 04/15/2017 144A	1,783,000	1,631,445
Millenium America, Inc., 7.625%, 11/15/2026	875,000	800,625
Momentive Performance, Inc., 9.75%, 12/01/2014 144A	2,375,000	2,291,875
Mosaic Co.:
7.30%, 01/15/2028	750,000	708,750
7.625%, 12/01/2016 144A	1,800,000	1,818,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012	5,535,000	5,507,325

		33,598,920

Construction Materials 0.5%
CPG International, Inc., 10.50%, 07/01/2013	2,380,000	2,320,500
Dayton Superior Corp., 13.00%, 06/15/2009	1,620,000	1,624,050

		3,944,550

Containers & Packaging 2.4%
Berry Plastics Holding Corp., 8.875%, 09/15/2014	2,581,000	2,490,665
Exopack Holding Corp., 11.25%, 02/01/2014	1,610,000	1,650,250
Graham Packaging Co., 9.875%, 10/15/2014	2,300,000	2,173,500
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	1,680,000	1,675,800
9.50%, 08/15/2013	4,000,000	4,020,000
Owens-Brockway Glass Containers, Inc., 8.75%, 11/15/2012	4,310,000	4,493,175
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	2,255,000	2,114,062

		18,617,452

Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	2,885,000	3,029,250
8.375%, 04/01/2017	890,000	936,725
Indalex Holdings Corp., 11.50%, 02/01/2014	1,915,000	1,905,425

		5,871,400

Paper & Forest Products 2.4%
Bowater, Inc., 9.375%, 12/15/2021	2,575,000	2,278,875
Buckeye Technologies, Inc., 8.50%, 10/01/2013	3,120,000	3,151,200
Georgia Pacific Corp.:
8.00%, 01/15/2024	1,670,000	1,532,225
8.125%, 05/15/2011	5,400,000	5,467,500
Glatfelter, 7.125%, 05/01/2016	2,640,000	2,613,600
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 144A	2,918,000	2,990,950

		18,034,350

9

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 2.5%
Citizens Communications Co., 9.25%, 05/15/2011	$2,570,000	$2,692,075
Consolidated Communications, Inc., 9.75%, 04/01/2012	3,500,000	3,482,500
Insight Midwest, LP, 9.75%, 10/01/2009	1,948,000	1,948,000
Qwest Communications International, Inc.:
7.875%, 09/01/2011	3,000,000	3,060,000
8.875%, 03/15/2012	5,250,000	5,545,313
FRN, 7.27%, 02/15/2009	600,000	604,500
West Corp.:
9.50%, 10/15/2014 144A	420,000	411,600
11.00%, 10/15/2016	1,050,000	1,050,000

		18,793,988

Wireless Telecommunication Services 2.9%
American Cellular Corp., 10.00%, 08/01/2011	412,000	431,055
Centennial Communications Corp.:
10.00%, 01/01/2013	1,220,000	1,281,000
10.125%, 06/15/2013	4,000,000	4,215,000
Cricket Communications, Inc.:
9.375%, 11/01/2014	1,300,000	1,288,625
9.375%, 11/01/2014 144A	1,420,000	1,407,575
Dobson Cellular Systems, Inc.:
8.375%, 11/01/2011	1,840,000	1,961,900
9.875%, 11/01/2012	1,700,000	1,825,375
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A	2,195,000	2,162,075
Rural Cellular Corp., 8.25%, 03/15/2012	5,750,000	5,922,500
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	1,500,000	1,622,881

		22,117,986

UTILITIES 5.6%
Electric Utilities 3.5%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	3,970,000	4,178,425
Aquila, Inc., 11.875%, 07/01/2012	4,749,000	5,936,250
CMS Energy Corp.:
6.55%, 07/17/2017	270,000	261,348
8.50%, 04/15/2011	625,000	661,558
Edison Mission Energy:
7.00%, 05/15/2017 144A	1,095,000	993,713
7.20%, 05/15/2019 144A	1,295,000	1,162,262
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	3,000,000	2,872,500
Mirant North America, LLC, 7.375%, 12/31/2013	2,575,000	2,575,000
NRG Energy, Inc., 7.375%, 02/01/2016	2,720,000	2,631,600
Orion Power Holdings, Inc., 12.00%, 05/01/2010	1,855,000	2,021,950
Reliant Energy, Inc.:
6.75%, 12/15/2014	2,330,000	2,306,700
7.875%, 06/15/2017	930,000	888,150

		26,489,456

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	4,000,000	3,984,556

Independent Power Producers & Energy Traders 1.6%
AES Corp., 9.00%, 05/15/2015 144A	6,800,000	7,191,000
Dynegy, Inc., 8.375%, 05/01/2016	5,490,000	5,133,150

		12,324,150

Total Corporate Bonds (cost $527,288,890)		507,480,541

10

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 15.3%
CONSUMER DISCRETIONARY 0.4%
Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	500,000	$717,398

Multi-line Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	1,000,000	2,026,712

CONSUMER STAPLES 1.3%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,579,474

Food & Staples Retailing 0.3%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	1,000,000	1,388,663
Tesco plc, 3.875%, 03/24/2011 EUR	620,000	826,130

		2,214,793

Tobacco 0.8%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	3,140,000	6,152,569

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	856,763

FINANCIALS 11.8%
Capital Markets 0.4%
Morgan Stanley, 5.375%, 11/14/2013 GBP	1,510,000	2,860,625

Commercial Banks 6.1%
Bank Nederlandse Gemeenten NV, 4.875%, 04/21/2010 GBP	7,595,000	15,000,350
Eurofima:
5.50%, 09/15/2009 AUD	2,400,000	2,007,230
6.50%, 08/22/2011 AUD	5,000,000	4,240,328
European Investment Bank, 5.75%, 09/15/2009 AUD	5,470,000	4,605,493
Kommunalbanken AS, 4.125%, 06/03/2013 CAD	1,980,000	1,775,814
Kreditanstalt für Wiederaufbau, 4.95%, 10/14/2014 CAD	7,810,000	7,321,447
Landwirtschaftliche Rentenbank:
4.25%, 11/16/2012 CAD	7,110,000	6,454,049
6.00%, 09/15/2009 AUD	5,100,000	4,302,718
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	519,600

		46,227,029

Consumer Finance 1.9%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,360,000	3,432,803
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	780,000	1,508,622
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	767,764
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	9,160,000	6,976,928
Total Capital, 5.50%, 01/29/2013 GBP	1,000,000	1,975,253

		14,661,370

Diversified Financial Services 1.0%
GE Capital Corp., 4.125%, 10/27/2016 EUR	4,750,000	6,117,237
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	1,000,000	1,396,808

		7,514,045

Insurance 0.6%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	3,971,627
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	843,721

		4,815,348

Thrifts & Mortgage Finance 1.8%
Nykredit, 5.00%, 10/01/2035 DKK	25,747,886	4,555,922
Realkredit Danmark, 4.00%, 10/01/2035 DKK	18,002,095	2,943,575
Totalkredit, FRN, 4.90%, 01/01/2015 DKK	34,238,831	6,359,131

		13,858,628

11

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS 0.5%
Aerospace & Defense 0.2%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	930,000	$1,290,310

Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	2,088,772
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	345,232

		2,434,004

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,673,559

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	2,700,000	5,477,617
Virgin Media, 8.75%, 04/15/2014 EUR	940,000	1,346,328

		6,823,945

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $111,244,953)		116,706,572

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 19.9%
Australia, 7.00%, 12/01/2010 AUD	15,300,000	13,241,138
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	8,200,000	10,835,867
Canada:
4.40%, 03/08/2016 CAD	5,290,000	4,807,351
4.60%, 09/15/2011 CAD	7,995,000	7,477,475
5.00%, 06/01/2014 CAD	2,900,000	2,795,063
5.75%, 03/03/2008 CAD	5,000,000	3,786,241
Denmark, 4.00%, 11/15/2017 DKK	83,795,000	14,890,962
France, 4.25%, 04/25/2019 EUR	7,700,000	10,342,744
Germany:
3.50%, 10/14/2011 EUR	9,350,000	12,403,530
3.75%, 01/04/2017 EUR	2,000,000	2,616,337
Hong Kong, 4.23%, 03/21/2011 HKD	72,250,000	9,232,795
Korea:
4.75%, 06/10/2009 KRW	5,570,000,000	6,003,034
5.25%, 09/10/2015 KRW	2,850,000,000	3,078,592
Mexico, 10.00%, 12/05/2024 MXN	77,300,000	8,634,149
Netherlands, 4.00%, 07/15/2016 EUR	9,895,000	13,140,740
New Zealand, 6.00%, 07/15/2008 NZD	5,130,000	3,875,283
Norway, 4.25%, 05/19/2017 NOK	93,700,000	15,145,353
Poland, 4.75%, 04/25/2012 PLN	25,320,000	8,858,653

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $147,746,122)		151,165,307

YANKEE OBLIGATIONS – CORPORATE 6.7%
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
OPTI Canada, Inc.:
7.875%, 12/15/2014 144A	$3,460,000	3,408,100
8.25%, 12/15/2014 144A	1,500,000	1,507,500

		4,915,600

FINANCIALS 1.6%
Commercial Banks 0.2%
Bank of Moscow, 7.34%, 05/13/2013	1,500,000	1,537,950

12

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS continued
Consumer Finance 0.8%
NXP Funding, LLC:
7.875%, 10/15/2014	$1,250,000	$1,160,938
9.50%, 10/15/2015	1,250,000	1,087,500
Petroplus Financial, Ltd.:
6.75%, 05/01/2014 144A	1,050,000	963,375
7.00%, 05/01/2017 144A	690,000	633,075
Virgin Media Finance plc, 9.125%, 08/15/2016	2,490,000	2,527,350

		6,372,238

Diversified Financial Services 0.6%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	635,000	499,123
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,625,000	3,706,562

		4,205,685

INDUSTRIALS 0.3%
Road & Rail 0.3%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	880,000	855,800
9.375%, 05/01/2012	1,410,000	1,494,600

		2,350,400

INFORMATION TECHNOLOGY 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	1,875,000	1,950,000

MATERIALS 1.8%
Chemicals 0.1%
NOVA Chemicals Corp., 6.50%, 01/15/2012	580,000	527,800

Metals & Mining 1.5%
Novelis, Inc., 7.25%, 02/15/2015	11,545,000	11,631,587

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015	1,455,000	1,193,100

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023	3,000,000	2,415,000

Wireless Telecommunication Services 1.7%
Inmarsat plc, 10.375%, 11/15/2012	1,120,000	1,047,200
Intelsat, Ltd.:
9.25%, 06/15/2016	5,350,000	5,483,750
11.25%, 06/15/2016	2,220,000	2,331,000
Rogers Wireless, Inc., 9.625%, 05/01/2011	2,470,000	2,767,909
Vimpel Communications, 8.25%, 05/23/2016	1,400,000	1,435,840

		13,065,699

UTILITIES 0.1%
Electric Utilities 0.1%
Intergen NV, 9.00%, 06/30/2017 144A	890,000	881,100

Total Yankee Obligations – Corporate (cost $ 52,868,226)		51,046,159

13

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 0.1%	31,194	$555,877

INDUSTRIALS 0.1%
Delta Air Lines, Inc.*
MATERIALS 0.0%
Paper & Forest Products 0.0%
Glatfelter *	21,250	285,387

Total Common Stocks (cost $1,109,543)		841,264

	Principal Amount	Value

DEBT OBLIGATIONS 0.8%
ENERGY 0.8%
Blue Grass Energy Corp. Loan, FRN, 10.32%, 12/30/2013	$5,350,000	5,361,396
Saint Acquisition Corp. Loan, FRN, 8.61%, 06/05/2014	675,000	607,466

Total Debt Obligations (cost $5,953,603)		5,968,862

	Shares	Value

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional Money Market Fund, Class I, 5.22% q ø (cost $21,342,616)	21,342,616	21,342,616

Total Investments (cost $1,163,613,779) 151.2%		1,150,860,083
Other Assets and Liabilities and Preferred Shares (51.2%)		(389,470,431)

Net Assets Applicable to Common Shareholders 100.0%		$761,389,652

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
TBA	To Be Announced

14

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

At July 31, 2007, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain
11/26/2008	$112,000,000	JPMorgan Chase & Co.	Fixed-3.582%	Floating-5.32%[1]	$2,733,084
[1]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period from July 26, 2007 through August 26, 2007.

At July 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2007	In Exchange for U.S. $	Unrealized Gain (Loss)
8/7/2007	6,043,469 EUR	$ 8,275,296	$ 8,250,000	$ 25,296
8/7/2007	23,965,000 EUR	32,815,169	32,440,941	374,228
8/7/2007	13,616,000 EUR	18,644,329	18,315,018	329,311
8/30/2007	13,092,433 EUR	17,942,305	18,000,000	(57,695)
9/5/2007	337,200,000 JPY	2,847,211	2,775,080	72,131

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2007	In Exchange for	U.S. Value at July 31, 2007	Unrealized Gain (Loss)
9/12/2007	3,583,958,000 JPY	$30,286,455	22,259,434 EUR	$30,516,137	$(229,682)
9/14/2007	1,741,897,200 JPY	14,723,433	17,112,618 AUD	14,655,744	67,689
9/14/2007	7,375,000 GBP	14,996,436	10,925,117 EUR	14,978,392	18,044
9/14/2007	21,797,145 EUR	29,883,999	14,751,000 GBP	29,994,905	(110,906)
10/22/2007	1,804,063,755 JPY	15,318,702	15,562,000 CAD	14,645,179	673,523

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts to	U.S. Value at	In Exchange	Unrealized
Date	Deliver	July 31, 2007	for U.S. $	Gain (Loss)
8/7/2007	11,035,298 EUR	$15,110,585	$14,750,000	$(360,585)
8/7/2007	8,320,671 EUR	11,393,459	11,500,000	106,541
8/7/2007	975,000 EUR	1,335,063	1,349,010	13,947
8/7/2007	23,296,500 EUR	31,895,687	31,978,947	83,260

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,163,687,481. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,052,926 and $26,880,324, respectively, with a net unrealized depreciation of $12,827,398.

15

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Multi-Sector Income Fund

By:
Dennis H. Ferro, Principal Executive Officer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date:	September 28, 2007

By:
Kasey Phillips Principal Financial Officer

Date:	September 28, 2007

200 Berkeley Street
Boston, MA 02116-5034

CERTIFICATIONS

I, Kasey Phillips, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Multi-Sector Income Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2007
Kasey Phillips Principal Financial Officer Evergreen Multi-Sector Income Fund

200 Berkeley Street
Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Multi-Sector Income Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2007
Dennis H. Ferro Principal Executive Officer Evergreen Multi-Sector Income Fund